UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-7055

     T. Rowe Price Dividend Growth Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 11.3%
Hotels, Restaurants & Leisure 2.3%
Carnival	195,000	7,894
International Game Technology	139,800	5,621
Marriott International, Class A	145,000	4,982
		18,497
Household Durables 0.5%
Stanley Works	80,000	3,810
		3,810
Leisure Equipment & Products 0.7%
Mattel	290,000	5,771
		5,771
Media 4.3%
DISH Network, Class A (1)	71,500	2,054
McGraw-Hill	192,500	7,113
Meredith	130,000	4,972
Omnicom	242,500	10,714
Time Warner	710,000	9,954
		34,807
Multiline Retail 1.7%
Family Dollar Stores	205,000	3,998
Target	187,500	9,502
		13,500
Specialty Retail 1.8%
Home Depot	250,000	6,993
Ross Stores	250,000	7,490
		14,483
Total Consumer Discretionary		90,868
CONSUMER STAPLES 10.2%
Beverages 2.7%
Coca-Cola	130,000	7,913
PepsiCo	120,000	8,664
Pernod-Ricard (EUR)	52,034	5,364
		21,941
Food & Staples Retailing 3.7%
CVS Caremark	160,000	6,482
Sysco	170,000	4,933
Wal-Mart	165,000	8,692
Walgreen	240,000	9,142
		29,249
Food Products 2.2%
General Mills	160,000	9,581
Kraft Foods, Class A	72,662	2,253
McCormick	150,000	5,546
		17,380
Household Products 0.9%
Colgate-Palmolive	95,000	7,401
		7,401
Tobacco 0.7%
Altria Group	80,000	1,776
Philip Morris International (1)	80,000	4,046
		5,822
Total Consumer Staples		81,793
ENERGY 11.0%
Energy Equipment & Services 3.0%
Baker Hughes	182,500	12,501
Diamond Offshore Drilling	97,500	11,349
		23,850
Oil, Gas & Consumable Fuels 8.0%
BP, ADR	150,000	9,098
Chevron	120,000	10,243
CONSOL Energy	65,000	4,497
ExxonMobil	320,000	27,066
Total, ADR	185,000	13,692
		64,596
Total Energy		88,446
FINANCIALS 17.6%
Capital Markets 6.6%
Ameriprise Financial	110,000	5,704
Bank of New York Mellon	315,000	13,145
Morgan Stanley	159,900	7,307
Och-Ziff Capital Management	129,100	2,711
State Street	145,000	11,455
UBS (CHF)	152,489	4,442
Waddell & Reed Financial, Class A	250,000	8,033
		52,797
Commercial Banks 3.1%
PNC Financial Services Group	55,000	3,606
U.S. Bancorp	320,000	10,355
Wells Fargo	375,000	10,913
		24,874
Consumer Finance 0.9%
American Express	165,000	7,214
		7,214
Diversified Financial Services 1.0%
Citigroup	380,000	8,139
		8,139
Insurance 5.0%
American International Group	130,000	5,623
Aon	195,000	7,839
Axis Capital	130,000	4,417
Genworth Financial, Class A	310,000	7,018
Hartford Financial Services	95,000	7,198
Prudential Financial	110,000	8,608
		40,703
Real Estate Investment Trusts (REITs) 0.4%
Vornado Realty Trust, REIT	39,000	3,362
		3,362
Real Estate Management & Development 0.6%
St. Joe	115,700	4,967
		4,967
Total Financials		142,056
HEALTH CARE 11.6%
Health Care Equipment & Supplies 4.0%
C.R. Bard	50,000	4,820
Covidien	195,000	8,629
Dentsply International	180,000	6,948
Medtronic	242,500	11,729
		32,126
Health Care Providers & Services 1.9%
Cardinal Health	155,000	8,139
CIGNA	185,000	7,506
		15,645
Pharmaceuticals 5.7%
Abbott Laboratories	100,000	5,515
Eli Lilly	125,000	6,449
Johnson & Johnson	140,000	9,082
Novartis (CHF)	142,000	7,288
Pfizer	355,000	7,430
Wyeth	240,000	10,022
		45,786
Total Health Care		93,557
INDUSTRIALS & BUSINESS SERVICES 12.7%
Aerospace & Defense 2.5%
General Dynamics	140,000	11,672
Rockwell Collins	150,000	8,572
		20,244
Air Freight & Logistics 2.1%
C.H. Robinson Worldwide	57,500	3,128
Expeditors International of Washington	100,000	4,518
UPS, Class B	130,000	9,493
		17,139
Building Products 0.6%
Masco	225,000	4,462
		4,462
Industrial Conglomerates 4.4%
GE	455,000	16,839
Roper Industries	220,000	13,077
Tyco International	120,000	5,286
		35,202
Machinery 2.5%
Danaher	145,000	11,025
Deere	52,000	4,183
Illinois Tool Works	110,000	5,305
		20,513
Road & Rail 0.6%
Norfolk Southern	95,000	5,160
		5,160

Total Industrials & Business Services		102,720
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 1.4%
Cisco Systems (1)	130,000	3,132
Nokia, ADR	247,500	7,878
		11,010
Computers & Peripherals 0.5%
Dell (1)	210,000	4,183
		4,183
Electronic Equipment & Instruments 0.4%
Tyco Electronics	100,000	3,432
		3,432
IT Services 3.9%
Accenture, Class A	155,000	5,451
Automatic Data Processing	210,000	8,902
Paychex	120,000	4,111
Visa, Class A (1)	90,000	5,613
Western Union	355,000	7,551
		31,628
Semiconductor & Semiconductor Equipment 3.7%
Analog Devices	220,000	6,494
Applied Materials	200,000	3,902
Intel	210,000	4,448
Linear Technology	225,000	6,905
Microchip Technology	100,000	3,273
Xilinx	200,000	4,750
		29,772
Software 1.9%
Microsoft	520,000	14,758
		14,758
Total Information Technology		94,783
MATERIALS 3.8%
Chemicals 3.3%
Potash Corp. of Saskatchewan	28,000	4,346
Praxair	130,000	10,950
Sigma Aldrich	185,000	11,035
		26,331
Paper & Forest Products 0.5%
International Paper	165,000	4,488
		4,488
Total Materials		30,819
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 2.2%
AT&T	295,000	11,299
Telus	60,000	2,511
Verizon Communications	105,000	3,827
		17,637
Wireless Telecommunication Services 2.3%
Crown Castle International (1)	235,000	8,105
Sprint Nextel	100,000	669
Vodafone, ADR	340,000	10,033
		18,807
Total Telecommunication Services		36,444
UTILITIES 2.1%
Gas Utilities 0.5%
AGL Resources	125,000	4,290
		4,290
Multi-Utilities 1.6%
Public Service Enterprise	220,000	8,842
Sempra Energy	76,200	4,060
		12,902
Total Utilities		17,192
Total Common Stocks (Cost $576,489)		778,678
CONVERTIBLE BONDS 0.5%
Lamar Advertising, 2.875%, 12/31/10	3,640,000	3,644
Total Convertible Bonds (Cost $3,827)		3,644
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	19,675,973	19,676
Total Short-Term Investments (Cost $19,676)		19,676
Total Investments in Securities
99.5% of Net Assets (Cost $599,992)		$801,998

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
REIT	Real Estate Investment Trust

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase			Sales	Investment	Value
Affiliate	Cost		Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤		$252	$ 19,676	$41,492

Totals				$ 252	$ 19,676	$41,492

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost			$19,676
Dividend income			252
Interest income			-
Investment income			$252
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008 the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$761,584,000	$0
Level 2 – significant other observable inputs	40,414,000	(6,000)
Level 3 – significant unobservable inputs	0	0
Total	$801,998,000	$(6,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $599,992,000. Net unrealized gain aggregated $202,029,000 at period-end, of which $223,081,000 related to appreciated investments and $21,052,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008